Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Remaining Lease Term and Discount Rates for Operating Leases (Details)	Mar. 31, 2019
Accounting Policies [Abstract]
Weighted-average remaining lease term, Operating leases	7 years 2 months 16 days
Weighted-average discount rate, Operating leases	5.50%